NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                                                 October 29, 2019

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust – Altegris Futures Evolution Strategy Fund

Altegris GSA Trend Strategy Fund

Altegris Managed Futures Strategy Fund

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Power Income Fund

Power Dividend Index Fund

Power Momentum Index Fund

Power Global Tactical Allocation/JAForlines Fund

Power Floating Rate Index Fund

Power Dividend Mid-Cap Index Fund

PSI All Asset Fund

PSI Strategic Growth Fund

PSI Tactical Growth Fund

Post-Effective Amendment No. 1230,1231,1233,1234 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris Futures Evolution Strategy Fund, Altegris GSA Trend Strategy Fund, Altegris Managed Futures Strategy Fund, Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Aggressive Growth Fund, Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Global Tactical Allocation/JAForlines Fund, Power Floating Rate Index Fund, Power Dividend Mid-Cap Index Fund, PSI All Asset Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendment to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Altegris Futures Evolution Strategy Fund	1233	0001580642-19-004811	October 25, 2019
Altegris GSA Trend Strategy Fund	1233	0001580642-19-004811	October 25, 2019
Altegris Managed Futures Strategy Fund	1233	0001580642-19-004811	October 25, 2019
Ladenburg Income Fund	1231	0001580642-19-004754	October 21, 2019
Ladenburg Income & Growth Fund	1231	0001580642-19-004754	October 21, 2019
Ladenburg Growth & Income Fund	1231	0001580642-19-004754	October 21, 2019
Ladenburg Growth Fund	1231	0001580642-19-004754	October 21, 2019
Ladenburg Aggressive Growth Fund	1231	0001580642-19-004754	October 21, 2019
Power Income Fund	1234	0001580642-19-004842	October 28, 2019
Power Dividend Index Fund	1234	0001580642-19-004842	October 28, 2019
Power Global Tactical Allocation/JAForlines Fund	1234	0001580642-19-004842	October 28, 2019
Power Momentum Index Fund	1234	0001580642-19-004842	October 28, 2019
Power Floating Rate Index Fund	1234	0001580642-19-004842	October 28, 2019
Power Dividend Mid-Cap Index Fund	1234	0001580642-19-004842	October 28, 2019
PSI All Asset Fund	1230	0001580642-19-004752	October 21, 2019
PSI Strategic Growth Fund	1230	0001580642-19-004752	October 21, 2019
PSI Tactical Growth Fund	1230	0001580642-19-004752	October 21, 2019

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary